Fair Value Measurements (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Warrant liabilities	$ 1,344
Liabilities	1,344
Quoted prices in active markets for identical assets (Level 1) [Member]
Warrant liabilities
Liabilities
Significant other observable inputs (Level 2) [Member]
Warrant liabilities
Liabilities
Unobservable inputs (Level 3) [Member]
Warrant liabilities	1,344
Liabilities	$ 1,344